Related parties	3 Months Ended
Mar. 31, 2024
Related parties [Abstract]
Related parties
Note 12. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interests (Note 14), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of March 31, 2024, and December 31, 2023, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Amherst Island Partnership	2024	4,004	-	-	-
	2023	5,817	-	-	-
Arroyo Netherland II B.V (Note 8)	2024	18,942	-	-	-
	2023	18,448	-	-	-
Akuo Atlantica PMGD Holding S.P.A	2024	-	17,127	-	-
	2023	-	16,677	-	-
Colombian assets portfolio	2024	64	14,459	42	-
	2023	-	13,578	34	-
Other	2024	80	171	-	-
	2023	21	148	-	-
Non controlling interest:

Algonquin	2024	-	-	3,891	-
	2023	-	-	5,683	-
JGC Corporation	2024	-	-	-	3,720
	2023	-	-	-	4,612
Other	2024	-	-	1,556	28
	2023	-	-	2,314	27
Other related parties:

Atlantica´s partner in Colombia	2024	918	-	-	-
	2023	918	-	-	-
Total	2024	24,008	31,757	5,489	3,748
	2023	25,204	30,403	8,031	4,639

Current receivables with Amherst Island Partnership as of March 31, 2024 include a dividend to be collected by AYES Canada for $4.0 million ($5.8 million as of December 31, 2023). A significant portion of the distributions received from Amherst Island Partnership are distributed by the Company to Algonquin Power Co. (Note 14).

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity, correspond to the loan that was granted at acquisition date of the project and accrues an interest of SOFR plus 6.31% with maturity date on November 25, 2027. As of March 31, 2024, the loan is classified as current receivable as it is accounted for as assets held for sale in these Consolidated Condensed Interim Financial Statements (Note 8).

Non-current receivables include a loan that accrues a fixed interest of 8.75% with Akuo Atlantica PMGD Holding S.P.A and a loan with the Colombian portfolio of renewable energy entities in which the Company has a 50% equity interest, which accrues a fixed interest of 8%.

Current payables as of March 31, 2024, and as of December 31, 2023 primarily include the dividend to be paid by AYES Canada to Algonquin.
Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities.
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the three-month periods ended March 31, 2024 and 2023 have been as follows:

		Financial income	Financial expense	Operating income
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2024	494	-	-
	2023	347	-	-
Akuo Atlantica PMGD Holding	2024	365	-	62
	2023	45	-	53
Colombian assets portfolio	2024	105	-	-
	2023	-	-	-
Other	2024	-	-	2
	2023	-	-	2
Non controlling interest:

Other	2024	-	(140)	-
	2023	-	(97)	-
Total	2024	964	(140)	64
	2023	392	(97)	55